Acquisition of Bao Li Gaming Promotion Limited (Details 2) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Bao Li Gaming [Member]	Dec. 31, 2012 Bao Li Gaming [Member]	Dec. 31, 2013 Bao Li Gaming [Member]	Dec. 31, 2012 Bao Li Gaming [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration					$ 32,861,094	$ 32,294,981
Payment				(15,000,000)		(13,000,000)
Ordinary Shares Issued						0
Change in Fair Value of Contingent Consideration					(554,403)	13,744,041	554,403
Foreign Currency Translation Adjustment	(76,610)	669,109	(64,634)		(11,710)	(11,972)
Contingent Consideration					$ 32,294,981	$ 16,189,550	$ 32,294,981